MFA 2024-RPL1 Trust ABS-15G

EXHIBIT 99.24

Client Name:	MFA Financial Inc
Client Project Name:	MFA 2024-RPL1
Start - End Dates:	8/8/2019 - 6/14/2022
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loans in Report	2

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1870000790	XXX	Cash Reserves	$XXX.XX	$XXX.XX
6000000864	XXX	Cash Reserves	$XXX.XX	$XXX.XX
6000000864	XXX	Credit Report Date	XX/XX/XXXX	XX/XX/XXXX
6000000864	XXX	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXXX

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